Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated July 2, 2010

to Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective June 30, 2010, this underlying mutual fund changed its name as indicated below:

Old Name	New Name
Oppenheimer Strategic Income Fund: Class A	Oppenheimer Global Strategic Income Fund: Class A